Pacer US Cash Cows 100 ETF
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 0.8%
Nexstar Media Group, Inc.(a)	585,918	$104,123,488
Playtika Holding Corp.(b)	4,699,924	33,933,451
TripAdvisor, Inc.(b)	849,621	18,351,814
		156,408,753

Consumer Discretionary - 20.5%
ADT, Inc.(a)	16,341,684	106,711,197
Best Buy Co., Inc.(a)	1,896,152	137,452,058
Booking Holdings, Inc.(b)	115,985	406,813,908
Carter's, Inc.(a)	655,793	49,604,183
Coupang, Inc.(b)	11,433,267	160,065,738
Crocs, Inc.(b)	793,672	80,541,835
Dick's Sporting Goods, Inc.(a)	842,661	125,615,475
DR Horton, Inc.	2,804,773	400,830,109
eBay, Inc.	6,070,925	249,332,890
Expedia Group, Inc.(b)	1,395,291	206,963,514
Gap, Inc.(a)	5,560,090	103,918,082
H&R Block, Inc.(a)	1,623,368	76,038,557
Leggett & Platt, Inc.	2,002,130	46,469,437
Lennar Corp. - Class A	2,789,424	417,995,186
Mohawk Industries, Inc.(b)	826,957	86,210,267
Newell Brands, Inc.	8,409,594	69,967,822
NVR, Inc.(b)	28,726	203,244,781
Phinia, Inc.	741,375	22,419,180
PulteGroup, Inc.	3,118,203	326,039,306
Skechers USA, Inc. - Class A(b)	1,481,065	92,477,699
Tapestry, Inc.	3,227,742	125,204,112
Thor Industries, Inc.(a)	750,182	84,785,570
Toll Brothers, Inc.(a)	2,118,881	210,510,827
Williams-Sonoma, Inc.(a)	627,711	121,393,030
		3,910,604,763

Consumer Staples - 2.9%
Altria Group, Inc.	8,616,363	345,688,483
Molson Coors Beverage Co. - Class B(a)	2,228,642	137,707,789
Olaplex Holdings, Inc.(a)(b)	8,531,611	19,196,125
Seaboard Corp.	11,997	43,225,191
		545,817,588

Energy - 27.8%
Cheniere Energy, Inc.	2,021,040	331,430,350
Chesapeake Energy Corp.(a)	1,237,831	95,449,148
Chevron Corp.	2,534,726	373,694,654
ConocoPhillips	3,185,305	356,340,070
Coterra Energy, Inc.	8,697,370	216,390,566
Devon Energy Corp.	6,412,386	269,448,460
Diamondback Energy, Inc.	2,059,047	316,557,886
EOG Resources, Inc.	2,969,652	337,916,701
EQT Corp.	4,474,323	158,391,034
Exxon Mobil Corp.	3,563,968	366,411,550
HF Sinclair Corp.(a)	4,878,846	275,606,011
Marathon Oil Corp.	8,469,035	193,517,450
Marathon Petroleum Corp.	2,424,051	401,422,846
Occidental Petroleum Corp.(a)	6,239,231	359,192,529
Phillips 66	2,829,957	408,391,094
Pioneer Natural Resources Co.	1,580,934	363,346,061
Range Resources Corp.(a)	2,485,067	72,166,346
Valero Energy Corp.	2,904,321	403,410,186
		5,299,082,942

Health Care - 14.8%
AbbVie, Inc.	2,559,382	420,762,400
Bristol-Myers Squibb Co.	7,326,501	358,046,104
Cardinal Health, Inc.	2,697,330	294,521,463
Cencora, Inc.(a)	1,709,930	397,866,512
CVS Health Corp.	5,359,846	398,611,747
Gilead Sciences, Inc.	4,726,794	369,918,898
Incyte Corp.(b)	1,059,606	62,273,045
Jazz Pharmaceuticals PLC(b)	1,056,136	129,609,010
Maravai LifeSciences Holdings, Inc. - Class A(b)	3,067,481	17,791,390
Premier, Inc.	1,779,284	38,468,120
United Therapeutics Corp.(b)	316,949	68,074,306
Viatris, Inc.	21,838,350	257,037,380
		2,812,980,375

Industrials - 9.9%
3M Co.	3,676,057	346,835,978
Acuity Brands, Inc.	282,830	67,358,793
AGCO Corp.	741,505	90,708,307
Allison Transmission Holdings, Inc.	1,122,634	67,964,262
Builders FirstSource, Inc.(b)	1,564,791	271,851,140
Carlisle Cos., Inc.	429,303	134,912,761
CH Robinson Worldwide, Inc.(a)	1,655,117	139,178,789
Core & Main, Inc. - Class A(b)	2,355,066	97,287,776
EMCOR Group, Inc.	315,229	71,906,887
Expeditors International of Washington, Inc.	1,124,239	142,025,113
Fortune Brands Innovations, Inc.	1,230,137	95,446,330
Gates Industrial Corp. PLC(b)	3,778,462	48,666,591
Landstar System, Inc.	268,652	51,505,961
MSC Industrial Direct Co., Inc.(a)	621,411	61,320,837
Owens Corning	848,573	128,584,267
Robert Half, Inc.	822,400	65,413,696
		1,880,967,488

Information Technology - 9.6%
Cisco Systems, Inc.	7,572,725	379,999,341
Crane NXT Co.(a)	727,224	42,382,615
Dropbox, Inc. - Class A(a)(b)	2,635,957	83,507,118
DXC Technology Co.(b)	3,201,397	69,790,455
HP, Inc.	9,925,575	284,963,258
Juniper Networks, Inc.(a)	2,926,370	108,158,635
QUALCOMM, Inc.	2,830,579	420,369,287
Skyworks Solutions, Inc.	1,659,121	173,311,780
TD SYNNEX Corp.	1,386,629	138,635,167
Zoom Video Communications, Inc. - Class A(b)	1,902,694	122,933,059
		1,824,050,715

Materials - 12.3%
CF Industries Holdings, Inc.	3,205,886	242,076,452
Cleveland-Cliffs, Inc.(a)(b)	7,735,794	155,102,670
Dow, Inc.	6,597,661	353,634,630
LyondellBasell Industries NV	3,727,427	350,825,429
Mosaic Co.	3,950,785	121,328,607
NewMarket Corp.(a)	87,697	48,918,264
Nucor Corp.	2,153,823	402,614,133
Olin Corp.	1,349,020	70,243,471
Reliance Steel & Aluminum Co.	545,474	155,689,189
Scotts Miracle-Gro Co.(a)	762,266	42,885,085
Steel Dynamics, Inc.	1,952,190	235,609,811
Westlake Chemical Corp.(a)	1,182,045	163,535,926
		2,342,463,667

Utilities - 1.2%
Vistra Corp.	5,781,521	237,215,807
TOTAL COMMON STOCKS (Cost $17,498,405,935)		19,009,592,098

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 3.2%
Mount Vernon Liquid Assets Portfolio, LLC, 5.54%(c)	608,190,720	608,190,720
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $608,190,720)		608,190,720

TOTAL INVESTMENTS - 103.0% (Cost $18,106,596,655)		$19,617,782,818
Liabilities in Excess of Other Assets - (3.0)%		(583,516,022)
TOTAL NET ASSETS - 100.0%		$19,034,266,796

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	All or a portion of this security is on loan as of January 31, 2024. The total market value of these securities was $582,718,017 which represented 3.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown represents the 7-day effective yield as of January 31, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024:

Description	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Assets
Common Stocks	$ 19,009,592,098	$ -	$ -	$ -	$ 19,009,592,098
Investments Purchased with Proceeds from Securities Lending	-	-	-	608,190,720	608,190,720
Total Investments in Securities	$ 19,009,592,098	$ -	$ -	$ 608,190,720	$ 19,617,782,818

Refer to the Schedule of Investments for industry classifications.